STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of warrants

	Number of Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Contractual Life (Yrs.)

Balance January 1, 2020	177,028	$8.91	1.79
Warrants issued	52,600	$2.08
Warrants exercised	–	$–
Warrants forfeited	–	$–
December 31, 2020	229,628	$7.34	1.66
Warrants issued	3,428,226	$4.14
Warrants exercised	(117,188)	$–
Warrants forfeited	(4,307)	$–
Balance June 30, 2021	3,536,359	$4.39	1.97

Schedule of options

Year Issued	Options Issued	Options Forfeited	Options Outstanding	Vested Options	Strike Price	Weighted Average Remaining Life (Yrs.)

2013	241,730	(26,063)	217,542	217,542	$7.68	2.22
2016	169,406	(169,406)	–	–	$–	–
2018	1,875	–	1,875	1,875	$24.96	1.84
Total	413,011	(195,469)	217,542	217,542	$7.83	2.19